Schedule of Rollforward of Common Stock Warrants Outstanding (Details) - Warrant [Member]	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares shares
Class of Warrant or Right [Line Items]
Number of Common Warrants, Outstanding, Beginning Balance | shares	934,373
Weighted Average Exercise Price, Outstanding, Beginning balance | $ / shares	$ 55.01
Number of Common Warrants, Expired | shares	(551,785)
Weighted Average Exercise Price, Expired | $ / shares	$ 79.15
Number of Common Warrants, Outstanding, Ending Balance | shares	382,588
Weighted Average Exercise Price, Outstanding, Ending balance | $ / shares	$ 20.20
Weighted Average Remaining Contractual Term (Years), Outstanding	9 months 25 days
Aggregate Intrinsic Value, Outstanding, Ending balance | $